Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Domestic and Foreign Loss Before Income Taxes
	December 31,
	2023	2022	2021
Domestic	$9,034	$(62,905)	$(58,166)
Foreign	(3,980)	(8,005)	(6,687)
	$5,054	$(70,910)	$(64,853)

Schedule of Components of Income Taxes
	December 31,
	2023	2022	2021
Domestic	$1,025	$632	$-
Foreign	348	(55)	159
	$1,373	$577	$159

Schedule of Deferred Tax Assets

	December 31,
	2023	2022
Deferred tax assets:
Net operating loss carryforwards	$12,800	$38,850
Research and development expenses carryforward	6,624	3,989
Accrued and other	1,730	7,369
Share-based compensation	10,514	12,674
Operating lease liabilities	903	2,173
Total deferred tax asset before valuation allowance	32,571	65,055

Valuation allowance	(30,718)	(61,779)

Total deferred tax asset after valuation allowance	$1,853	$3,276

Deferred tax liabilities:
Operating lease ROU assets	(853)	(2,097)
Convertible notes	-	(102)
Acquired Intangible assets	(879)	(1,060)
Accrued and other	(121)	(17)
Total deferred tax liability	$(1,853)	$(3,276)

Net deferred taxes	$-	$-

Schedule of Reconciliation Theoretical Income Tax Expense to Actual Income Tax Expense
	Year ended December 31,
	2023	2022	2021
Income (loss) before income taxes	$5,054	$(70,910)	$(64,853)
Statutory tax rate	23%	23%	23%
Theoretical tax benefit (expense)	(1,162)	16,309	14,916
Increase (decrease) in effective tax rate due to:
Change in valuation allowance	28,376	(4,491)	(4,474)
Impact of preferred enterprise on deferred taxes	(17,163)	-	-
Effect of entities with different tax rates	(51)	(145)	(28)
Non-deductible expenses	(6,903)	(12,433)	(11,501)
Impact of different tax rate on temporary differences	4,252	-	(462)
Excess tax benefit on stock based compensation	607	593	1,562
Prior years	420	-	-
Write-off of NOL due to limitation on utilization	(8,305)	-	-
Uncertain tax provision	(1,111)	(302)	-
Other	(333)	(108)	(172)
Effective income taxes	$(1,373)	$(577)	$(159)

Schedule of Reconciliation of Opening and Closing Amounts of Total Unrecognized Tax positions
	December 31,
	2023	2022
Opening balance	$1,433	$393
Decrease related to previous years tax positions	-	(393)
Increase related to previous years tax positions	251	590
Increase related to current year tax positions	1,027	843
Closing balance	$2,711	$1,433